Income Tax - Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statutory federal income tax rate	21.00%	21.00%
Income tax provision	0.00%	0.00%
Tax benefit at federal statutory rate	$ (10,022,000)	$ (12,572,000)
Non-deductible compensation	449,000	777,000
State tax, net of federal benefit	(499,000)	(345,000)
Valuation allowance	9,666,000	11,674,000
Other	$ 406,000	$ 466,000
Osprey Technology Acquisition Corp [Member]
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	0.00%	0.00%
Change in fair value of warrant liability	(19.20%)	(20.70%)
Transaction costs allocable to warrant liabilities	0.00%	(1.70%)
Valuation allowance	(1.90%)	0.00%
Income tax provision	(0.10%)	(1.40%)
Valuation allowance	$ 282,584